Financial Risk Factors (Details Narrative) - CAD ($)	6 Months Ended	12 Months Ended
	Jan. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Working capital	$ (4,645,175)	$ (4,548,526)	$ (1,185,354)
Long term loans		$ 306,878
Depreciation percentage	5.00%	5.00%
Decrease or increase in comprehensive loss	$ 205,000	$ 175,000	$ 45,000	$ 55,000